Changes in Allowance for Loan Losses (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	$ 54	$ 53	$ 45
Charge-offs	(16)	(19)	(20)
Recoveries	2	2	1
Provision for loan losses	16	18	27
Balance at end of period	56	54	53
Residential real estate mortgages
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	40	38
Charge-offs	(7)	(11)
Recoveries	2	1
Provision for loan losses	1	12
Balance at end of period	36	40
Home equity lines of credit
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	14	15
Charge-offs	(9)	(8)
Recoveries		1
Provision for loan losses	15	6
Balance at end of period	$ 20	$ 14